SEGMENT INFORMATION - Geographic Information, Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and long-lived assets by geographic region
Revenues	$ 8,434	$ 8,027	$ 8,601
U.S. and Puerto Rico
Revenues and long-lived assets by geographic region
Revenues	4,887	4,791	5,164
China
Revenues and long-lived assets by geographic region
Revenues	490	341	368
Canada
Revenues and long-lived assets by geographic region
Revenues	343	331	339
Poland
Revenues and long-lived assets by geographic region
Revenues	280	238	231
Mexico
Revenues and long-lived assets by geographic region
Revenues	256	225	228
Japan
Revenues and long-lived assets by geographic region
Revenues	230	226	241
France
Revenues and long-lived assets by geographic region
Revenues	208	179	201
Russia
Revenues and long-lived assets by geographic region
Revenues	160	137	180
Egypt
Revenues and long-lived assets by geographic region
Revenues	156	243	218
Germany
Revenues and long-lived assets by geographic region
Revenues	154	144	150
United Kingdom
Revenues and long-lived assets by geographic region
Revenues	116	86	115
Spain
Revenues and long-lived assets by geographic region
Revenues	88	78	86
Italy
Revenues and long-lived assets by geographic region
Revenues	80	71	85
Other
Revenues and long-lived assets by geographic region
Revenues	$ 986	$ 937	$ 995